Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
(Loss)/income attributable to Royal Dutch Shell plc shareholders	$ (21,680)	$ 15,842	$ 23,352
Weighted average number of shares used as the basis for determining:
Basic earnings per share (in shares)	7,795.6	8,058.3	8,282.8
Diluted earnings per share (in shares)	7,795.6	8,112.5	8,348.7
Potentially issuable shares excluded from the calculation (in shares)	36.0